ALLIANCE
                            -------------------------
                                VARIABLE PRODUCTS
                            -------------------------
                                   SERIES FUND
                            -------------------------
                             TOTAL RETURN PORTFOLIO
                            -------------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2000

                                   (UNAUDITED)

                          Investment Products Offered
                          ---------------------------
                          > Are Not FDIC Insured
                          > May Lose Value
                          > Are Not Bank Guaranteed
                          ---------------------------

TOTAL RETURN PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2000 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

--------------------------------------------------------------------------------
                                             U.S. $ VALUE  PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
U.S. Treasury Notes                          $ 6,744,995           8.7%
--------------------------------------------------------------------------------
U.S. Treasury Bonds                            3,915,633           5.0
--------------------------------------------------------------------------------
United Technologies Corp.                      2,107,725           2.7
--------------------------------------------------------------------------------
Kroger Co.                                     1,974,594           2.5
--------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                     1,850,487           2.4
--------------------------------------------------------------------------------
First Data Corp.                               1,831,162           2.3
--------------------------------------------------------------------------------
Chase Manhattan Corp.                          1,812,559           2.3
--------------------------------------------------------------------------------
Tenet Healthcare Corp.                         1,787,400           2.3
--------------------------------------------------------------------------------
Tyco International, Ltd.                       1,752,875           2.3
--------------------------------------------------------------------------------
Household International, Inc.                  1,720,687           2.2
--------------------------------------------------------------------------------
                                             $25,498,117          32.7%
--------------------------------------------------------------------------------

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS - 61.6%
FINANCE - 12.2%
BANKING - MONEY
   CENTERS - 5.0%
Bank One Corp. .............................            15,400        $  409,063
BankAmerica Corp. ..........................            34,100         1,466,300
Chase Manhattan Corp. ......................            39,350         1,812,559
FleetBoston Financial Corp. ................             6,700           227,800
                                                                      ----------
                                                                       3,915,722
                                                                      ----------
INSURANCE - 2.7%
AFLAC, Inc. ................................            10,900           500,719
Citigroup, Inc. ............................            16,400           988,100
MGIC Investment Corp. ......................             4,900           222,950
PMI Group, Inc. ............................             8,400           399,000
                                                                      ----------
                                                                       2,110,769
                                                                      ----------
MISCELLANEOUS - 4.5%
Associates First Capital Corp.
   Cl.A ....................................            52,800         1,178,100
Household International, Inc. ..............            41,400         1,720,687
MBNA Corp. .................................            14,250           386,531
The CIT Group, Inc. Cl.A ...................            11,430           185,738
                                                                      ----------
                                                                       3,471,056
                                                                      ----------
                                                                       9,497,547
                                                                      ----------
TECHNOLOGY - 8.4%
COMPUTER HARDWARE - 1.1%
Compaq Computer Corp. ......................            14,300           365,544
Gateway, Inc. (a) ..........................             8,200           465,350
                                                                      ----------
                                                                         830,894
                                                                      ----------
COMPUTER SERVICES - 3.5%
Computer Sciences Corp. (a) ................             5,700           425,719
Electronic Data Systems Corp. ..............            11,500           474,375
First Data Corp. ...........................            36,900         1,831,162
                                                                      ----------
                                                                       2,731,256
                                                                      ----------
SEMI-CONDUCTOR
   COMPONENTS - 2.0%
Altera Corp. (a) ...........................             4,900           499,494
Fairchild Semiconductor
   Corp. (a) ...............................             5,200           210,600
Micron Technology, Inc. (a) ................             9,400           827,787
                                                                      ----------
                                                                       1,537,881
                                                                      ----------
MISCELLANEOUS - 1.8%
Sanmina Corp. (a) ..........................            12,000         1,026,000
Solectron Corp. (a) ........................             9,400           393,625
                                                                      ----------
                                                                       1,419,625
                                                                      ----------
                                                                       6,519,656
                                                                      ----------
CONSUMER STAPLES - 7.8%
BEVERAGES - 2.4%
Pepsi Bottling Group, Inc. .................            63,400         1,850,487
                                                                      ----------
COSMETICS - 0.4%
Avon Products, Inc. ........................             7,500           333,750
                                                                      ----------
FOOD - 1.3%
General Mills, Inc. ........................             8,400        $  321,300
Heinz (H.J.) Co. ...........................             4,100           179,375
Nabisco Group Holding
   Corp ....................................            19,100           495,406
                                                                      ----------
                                                                         996,081
                                                                      ----------
RETAIL - FOOD & DRUG - 2.5%
Kroger Co. (a) .............................            89,500         1,974,594
                                                                      ----------
TOBACCO - 1.2%
Philip Morris Cos., Inc. ...................            34,200           908,438
                                                                      ----------
                                                                       6,063,350
                                                                      ----------
UTILITIES - 6.2%
ELECTRIC & GAS
   UTILITIES - 2.9%
Allegheny Energy, Inc. .....................             5,400           147,825
CMS Energy Corp. ...........................             9,200           203,550
Duke Energy Corp. ..........................             7,000           394,625
Dynegy, Inc. ...............................            12,000           819,750
FPL Group, Inc. ............................            10,000           495,000
GPU, Inc. ..................................             2,500            67,656
Pinnacle West Capital Corp. ................             3,800           128,725
                                                                      ----------
                                                                       2,257,131
                                                                      ----------
TELEPHONE UTILITIES - 3.3%
AT&T Corp. .................................            12,550           396,894
Sprint Corp. ...............................            15,800           805,800
U.S. WEST, Inc. ............................             4,900           420,175
WorldCom, Inc. (a) .........................            21,489           985,808
                                                                      ----------
                                                                       2,608,677
                                                                      ----------
                                                                       4,865,808
                                                                      ----------
CONSUMER SERVICES - 6.0%
AIRLINES - 1.0%
Continental Airlines,
   Inc. Cl.B (a) ...........................            17,200           808,400
                                                                      ----------
BROADCASTING
   & CABLE - 2.2%
A.H. Belo Corp. Series A ...................            20,900           361,831
Clear Channel
   Communications, Inc. (a) ................             6,600           495,000
Comcast Corp. Cl.A .........................            13,900           562,950
MediaOne Group, Inc. (a) ...................             4,800           318,306
                                                                      ----------
                                                                       1,738,087
                                                                      ----------
ENTERTAINMENT &
   LEISURE - 0.3%
Royal Caribbean Cruises,
   Ltd. ....................................            12,500           231,250
                                                                      ----------
PRINTING &
   PUBLISHING - 0.7%
Gannett Co., Inc. ..........................             9,000           538,313
                                                                      ----------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
RETAIL - GENERAL
   MERCHANDISE - 1.8%
Circuit City Stores-Circuit
   City Group ..............................            13,800        $  457,987
Limited, Inc. ..............................            27,400           592,525
Saks, Inc. (a) .............................            31,300           328,650
                                                                      ----------
                                                                       1,379,162
                                                                      ----------
                                                                       4,695,212
                                                                      ----------
HEALTH CARE - 5.0%
DRUGS - 2.7%
Abbott Laboratories ........................            17,500           779,844
Schering-Plough Corp. ......................            26,200         1,323,100
                                                                      ----------
                                                                       2,102,944
                                                                      ----------
MEDICAL SERVICES - 2.3%
Tenet Healthcare Corp. (a)  ................            66,200         1,787,400
                                                                      ----------
                                                                       3,890,344
                                                                      ----------
ENERGY - 4.8%
DOMESTIC INTEGRATED - 1.8%
Kerr-Mcgee Corp. ...........................             8,800           518,650
USX-Marathon Group .........................            33,800           847,112
                                                                      ----------
                                                                       1,365,762
                                                                      ----------
DOMESTIC PRODUCERS - 0.2%
Murphy Oil Corp. ...........................             2,650           157,509
                                                                      ----------
INTERNATIONAL - 1.4%
BP Amoco Plc (ADR) .........................            10,496           593,680
Total Fina, SA (ADR) .......................             6,600           506,963
                                                                      ----------
                                                                       1,100,643
                                                                      ----------
OIL SERVICES - 0.7%
Noble Drilling Corp. (a) ...................            13,200           543,675
                                                                      ----------
MISCELLANEOUS - 0.7%
AES Corp. (a) ..............................            12,600           574,875
                                                                      ----------
                                                                       3,742,464
                                                                      ----------
MULTI-INDUSTRY
   COMPANIES - 4.0%
Honeywell International, Inc. ..............            34,137         1,149,990
Tyco International, Ltd. ...................            37,000         1,752,875
U.S. Industries, Inc. ......................            18,600           225,525
                                                                      ----------
                                                                       3,128,390
                                                                      ----------
BASIC INDUSTRIES - 2.8%
CHEMICALS - 1.9%
Eastman Chemical Co. .......................             8,400           401,100
Lyondell Chemical Co. ......................            45,000           753,750
Solutia, Inc. ..............................            24,700           339,625
                                                                      ----------
                                                                       1,494,475
                                                                      ----------
MINING & METALS - 0.9%
Alcoa, Inc. ................................            24,600           713,400
                                                                      ----------
                                                                       2,207,875
                                                                      ----------
CAPITAL GOODS - 2.7%
MISCELLANEOUS - 2.7%
United Technologies Corp. ..................            35,800         2,107,725
                                                                      ----------

                                                         Shares or
                                                         Principal
                                                           Amount
Company                                                    (000)    U.S. $ Value
--------------------------------------------------------------------------------
CONSUMER
   MANUFACTURING - 0.8%
BUILDING & RELATED - 0.8%
Masco Corp. ........................................        35,000   $   632,188
                                                                     -----------
TRANSPORTATION - 0.6%
RAILROAD
   TRANSPORTATION - 0.6%
Burlington Northern
   Santa Fe Corp. ..................................        20,000       458,750
                                                                     -----------
CONSUMER
   NON-DURABLES - 0.3%
TOYS - 0.3%
Mattel, Inc. .......................................        18,600       245,288
                                                                     -----------
Total Common Stocks
   (cost $43,978,098) ..............................                  48,054,597
                                                                     -----------
U.S. GOVERNMENT
   OBLIGATIONS - 13.7%
U.S. Treasury Bonds
   6.25%, 8/15/23 ..................................         1,400     1,411,368
   6.875%, 8/15/25 .................................         1,000     1,089,840
   8.125%, 8/15/19 .................................         1,170     1,414,425
U.S. Treasury Notes
   5.625%, 5/15/08 .................................         2,500     2,411,725
   6.50%, 10/15/06 .................................           250       253,007
   6.875%, 5/15/06 .................................         1,750     1,801,135
   7.25%, 5/15/04 ..................................         1,600     1,650,256
   7.50%, 2/15/05 ..................................           600       628,872
                                                                     -----------
Total U.S. Government
   Obligations
   (cost $10,723,620) ..............................                  10,660,628
                                                                     -----------
CORPORATE DEBT
   OBLIGATIONS - 11.6%
AEROSPACE & DEFENSE - 0.3%
Lockheed Martin Corp. ..............................
   8.20%, 12/01/09 .................................           150       151,671
Raytheon Co. .......................................
   8.20%, 3/01/06 ..................................           100       101,666
                                                                     -----------
                                                                         253,337
                                                                     -----------
AIR TRANSPORTATION - 0.2% Delta
Air Lines, Inc.
   8.30%, 12/15/29 .................................           200       175,849
                                                                     -----------
AUTOMOTIVE - 0.1%
Delphi Automotive Systems Corp.
   7.125%, 5/01/29 .................................           100        86,051
                                                                     -----------
BANKING - MONEY
   CENTERS - 1.3% Bank United Corp.
   8.875%, 5/01/07 .................................           150       134,247
BankAmerica Corp.
   8.07%, 12/31/26 (b) .............................           200       183,843

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

                                                         Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Citicorp
   6.375%, 11/15/08 ..............................     $      500     $  463,257
HSBC Capital Funding LP
   10.176%, 12/31/49 (b) .........................            200        214,690
                                                                      ----------
                                                                         996,037
                                                                      ----------
BROADCASTING/MEDIA - 0.7%
AT&T Corp.-Liberty Media
   Group
   8.25%, 2/01/30 (b) ............................            250        230,253
CBS Corp.
   7.15%, 5/20/05 ................................            150        147,635
Clear Channel
   Communications, Inc
   7.875%, 6/15/05 ...............................            150        150,878
                                                                      ----------
                                                                         528,766
                                                                      ----------
CABLE - 0.8% Classic Cable, Inc.
   10.50%, 3/01/10 (b) ...........................            150        139,125
Continental Cablevision, Inc.
   9.00%, 9/01/08 ................................            300        321,607
Shaw Communications, Inc.
   8.25%, 4/11/10 ................................            150        152,002
                                                                      ----------
                                                                         612,734
                                                                      ----------
CHEMICALS - 0.6% ICI North America, Inc.
   8.875%, 11/15/06 ..............................            150        158,339
Lyondell Chemical Co.
   9.875%, 5/01/07 ...............................            150        148,500
Rohm and Haas Co.
   7.40%, 7/15/09 ................................            150        149,407
                                                                      ----------
                                                                         456,246
                                                                      ----------
COMMUNICATIONS - 1.9%
Cable & Wireless Optus Finance
   8.00%, 6/22/10 (b) ............................            150        148,682
Crown Castle International Corp.
   10.75%, 8/01/11 (c) ...........................             75         76,406
Exodus Communications, Inc.
   11.625%, 7/15/10 (b) ..........................            150        150,562
Global TeleSystems, Inc.
   11.00%, 12/01/09 (c) ..........................            100         77,947
News America Holdings, Inc.
   9.50%, 7/15/24 ................................            250        269,489
Nextel Communications, Inc.
   9.375%, 11/15/09 ..............................            100         96,000
Paramount Communications, Inc.
   7.50%, 7/15/23 ................................            300        266,349
Qwest Communications
   International, Inc.
   7.50%, 11/01/08 ...............................            150        145,808
Sprint Capital Corp.
   6.875%, 11/15/28 ..............................            300        260,262
                                                                      ----------
                                                                       1,491,505
                                                                      ----------
ENERGY - 0.4% Conoco, Inc.
   5.90%, 4/15/04 ................................            150        143,007
Union Pacific Resources
   Group, Inc.
   7.30%, 4/15/09 ................................            150        144,992
                                                                      ----------
                                                                         287,999
                                                                      ----------
ENTERTAINMENT &
   LEISURE - 0.2%
SFX Entertainment, Inc.
   9.125%, 2/01/08 ...............................            150        151,500
                                                                      ----------
FINANCIAL - 1.4%
First Union Capital II Series A
   7.95%, 11/15/29 ...............................            150        130,830
Goldman Sachs Group, Inc.
   6.65%, 5/15/09 ................................            200        183,492
Household Finance Corp.
   7.875%, 3/01/07 ...............................            150        149,454
Merrill Lynch & Co., Inc.
   6.00%, 2/17/09 ................................            500        443,102
Washington Mutual Finance Corp.
   8.25%, 6/15/05 ................................            250        252,565
                                                                      ----------
                                                                       1,159,443
                                                                      ----------
INDUSTRIAL - 0.2% Deere & Co.
   7.85%, 5/15/10 ................................            150        151,364
                                                                      ----------
PAPER / PACKAGING - 0.3%
Temple-Inland, Inc.
   6.75%, 3/01/09 ................................            250        232,979
                                                                      ----------
PETROLEUM
   PRODUCTS - 0.3%
Apache Finance PTY, Ltd.
   6.50%, 12/15/07 ...............................            250        232,685
                                                                      ----------
ELECTRIC & GAS
   UTILITIES - 1.2%
Dominion Resources, Inc.
   8.125%, 6/15/10 ...............................            150        151,638
DPL, Inc.
   8.25%, 3/01/07 (b) ............................            500        499,052
PSEG Energy Holdings, Inc.
   10.00%, 10/01/09 (b) ..........................            150        157,647
Yorkshire Power
   8.25%, 2/15/05 (b) .........................               150        153,293
                                                                      ----------
                                                                         961,630
                                                                      ----------
GAS UTILITY - 0.3%
Yosemite Security Trust I
   8.25%, 11/15/04 (b) ...........................            200        199,298
                                                                      ----------
RETAIL - 0.4% K Mart Funding Corp.
   9.44%, 7/01/18 ................................            150        146,881
Kohl's Corp.
   7.25%, 6/01/29 (b) ............................            150        133,630
                                                                      ----------
                                                                         280,511
                                                                      ----------

                                          Alliance Variable Products Series Fund
================================================================================

                                                         Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
TRANSPORTATION - 0.8% Union Pacific Corp.
   6.625%, 2/01/29 ...............................   $       800   $    663,039
                                                                   ------------
MISCELLANEOUS - 0.2% AES Corp.
   9.50%, 6/01/09 ................................           150        147,750
                                                                   ------------
Total Corporate Debt Obligations
   (cost $9,483,007) .............................                    9,068,723
YANKEE BONDS - 1.4%
Bank of Tokyo-Mitsubishi, Ltd.
   8.40%, 4/15/10 ................................           150        151,688
Cho Hung Bank Co., Ltd.
   11.875%, 4/01/10 (b) ..........................            80         77,200
Deutsche Capital Bank
   7.872%, 12/29/49 (b) ..........................           100         92,875
Hanvit Bank
   12.75%, 3/01/10 (b) ...........................           200        198,000
KPNQwest NV
   8.125%, 6/01/09 ...............................           200        189,000
Metronet Communications Corp.
   0.00%, 6/01/03 (d) ............................           150        122,190
Philippine Long Distance
   Telephone Co.
   10.50%, 4/15/09 ...............................           150        134,150
Telewest Communications Plc
   11.00%, 10/01/07 (d) ..........................           150        142,875
                                                                   ------------
Total Yankee Bonds
   (cost $1,125,982) .............................                    1,107,978
                                                                   ------------
SOVEREIGN DEBT
   OBLIGATIONs - 0.5%
BRAZIL - 0.2%
Republic of Brazil
   12.75%, 1/15/20 ...............................           150        142,875
                                                                   ------------

                                                         Shares or
                                                         Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
MEXICO - 0.3%
United Mexican States
   10.375%, 2/17/09 ...........................   $       220   $    233,200
                                                                   ------------
Total Sovereign Debt
   Obligations
   (cost $381,882) ...............................                      376,075
PREFERRED STOCK - 0.5%
CABLE - 0.5%
CSC Holdings, Inc. Series M (e)
   (cost $341,155) ...............................         3,351        353,495
                                                                   ------------
SHORT-TERM
   INVESTMENTS - 10.8%
U.S. GOVERNMENT
   OBLIGATIONS - 6.0%
U.S. Treasury Bills
   6.04%, 9/14/00 ................................   $     2,100      2,073,593
   6.22%, 11/16/00 ...............................         2,650      2,586,815
                                                                   ------------
                                                                      4,660,408
                                                                   ------------
TIME DEPOSIT - 4.8%
State Street Euro Dollar
   6.00%, 7/03/00 ................................         3,778      3,778,000
                                                                   ------------
Total Short-Term Investments
   (amortized cost
   $8,438,408) ...................................                    8,438,408
                                                                   ------------
TOTAL INVESTMENTS - 100.1%
   (cost $74,472,152) ............................                   78,059,904
Other assets less
   liabilities - (0.1%) ..........................                      (62,856)
                                                                   ------------
NET ASSETS - 100% ................................                 $ 77,997,048
                                                                   ============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 2000, the aggregate market value of these securities amounted to $2,679,816 or 3.4% of net assets.

(c) Securities, or portion thereof, with an aggregate market value of $154,353 have been segregated to collateralize forward exchange currency contracts.

(d) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(e)   PIK (Paid-in kind) preferred quarterly stock payments.

      Glossary:

      ADR - American Depositary Receipt

      See Notes to Financial Statements.

TOTAL RETURN PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investment in securities, at value (cost $74,472,152) ............................   $78,059,904
   Cash .............................................................................           472
   Foreign cash, at value (cost $10,259) ............................................        10,301
   Dividends and interest receivable ................................................       454,347
   Receivable for investment securities sold ........................................       295,586
   Unrealized appreciation of forward exchange currency contracts ...................           118
                                                                                        -----------
   Total assets .....................................................................    78,820,728
                                                                                        -----------

LIABILITIES
   Payable for investment securities purchased ......................................       732,799
   Advisory fee payable .............................................................        40,326
   Accrued expenses .................................................................        50,555
                                                                                        -----------
   Total liabilities ................................................................       823,680
                                                                                        -----------
NET ASSETS ..........................................................................   $77,997,048
                                                                                        ===========
COMPOSITION OF NET ASSETS
   Capital stock, at par ............................................................   $     4,674
   Additional paid-in capital .......................................................    71,966,297
   Undistributed net investment income ..............................................     1,035,350
   Accumulated net realized gain on investments and foreign currency transactions ...     1,402,811
   Net unrealized appreciation of investments and foreign currency
     denominated assets and liabilities .............................................     3,587,916
                                                                                        -----------
                                                                                        $77,997,048
                                                                                        ===========
Class A Shares
   Net assets .......................................................................   $77,997,048
                                                                                        ===========
   Shares of capital stock outstanding ..............................................     4,674,247
                                                                                        ===========
   Net asset value per share ........................................................   $     16.69
                                                                                        ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

TOTAL RETURN PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (unaudited)
                                          Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Interest ......................................................    $1,024,369
   Dividends (net of foreign tax withheld of $810) ...............       351,880
                                                                      ----------
   Total investment income .......................................     1,376,249
                                                                      ----------
EXPENSES
   Advisory fee ...............................................       233,687
   Custodian .....................................................        42,235
   Administrative ................................................        40,434
   Audit and legal ...............................................         8,062
   Printing ......................................................         3,379
   Directors' fees ...............................................           632
   Transfer agency ...............................................           465
   Miscellaneous .................................................         3,048
                                                                      ----------
   Total expenses ................................................       331,942
                                                                      ----------
   Net investment income .........................................     1,044,307
                                                                      ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
   Net realized gain on investment transactions ..................     1,450,995
   Net realized gain on foreign currency transactions ............         2,557
   Net change in unrealized appreciation/depreciation of:
     Investments .................................................       630,407
     Foreign currency denominated assets and liabilities..........           360
                                                                      ----------
   Net gain on investments and foreign currency transactions .....     2,084,319
                                                                      ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .......................    $3,128,626
                                                                      ==========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

TOTAL RETURN PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
June 30, 2000 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

                                                                                               Six Months Ended        Year Ended
                                                                                                June 30, 2000          December 31,
                                                                                                 (unaudited)               1999
                                                                                               ================        ============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ...............................................................         $  1,044,307          $  1,671,752
   Net realized gain on investments and foreign currency transactions ..................            1,453,552             5,107,162
   Net change in unrealized appreciation/depreciation of investments
     and foreign currency denominated assets and liabilities ...........................              630,767            (2,585,020)
                                                                                                 ------------          ------------
   Net increase in net assets from operations ..........................................            3,128,626             4,193,894
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ...........................................................................           (1,673,146)           (1,231,521)
   Net realized gain on investments
     Class A ...........................................................................           (5,117,607)           (4,690,187)
CAPITAL STOCK TRANSACTIONS
   Net increase ........................................................................            6,489,572            17,433,667
                                                                                                 ------------          ------------
   Total increase ......................................................................            2,827,445            15,705,853
NET ASSETS
   Beginning of period .................................................................           75,169,603            59,463,750
                                                                                                 ------------          ------------
   End of period (including undistributed net investment income
     of $1,035,350 and $1,664,189, respectively) .......................................         $ 77,997,048          $ 75,169,603
                                                                                                 ============          ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The Total Return Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to achieve a high return through a combination of current income and capital appreciation. The Fund was in cor porated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund had no operations prior to November 28, 1990. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Fund currently issues shares of the Conservative Investors Portfolio, Growth Investors Portfolio, Total Return Portfolio, Growth and Income Portfolio, Growth Portfolio, International Portfolio, Premier Growth Portfolio, Quasar Portfolio, Real Estate Investment Portfolio, Technology Portfolio, Utility Income Portfolio, Worldwide Privatization Portfolio, Global Bond Portfolio, Global Dollar Government Portfolio, High-Yield Portfolio, North American Government Income Portfolio, Short-Term Multi-Market Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio (the "Portfolios"). On January 5, 1999, the creation of a second class of shares, Class B shares, was approved by the Board of Directors. The Fund offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan. As of June 30, 2000, the following Portfolios had Class B shares issued and outstanding: Growth and Income Portfolio, Growth Portfolio, Premier Growth Portfolio, Technology Portfolio, Global Bond Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio.

The Fund offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at each Portfolio's net asset value per share.

The financial statements have been prepared in con formity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

Securities in which the Money Market Portfolio invests are valued at amortized cost which approximates fair value, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and ex penses are translated at rates of exchange prevailing when accrued.

The Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and

TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of in vestments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment trans actions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income and in the case of the Money Market Portfolio, amortizes premium as well. Investment gains and losses are determined on the identified cost basis.

5. Dividends and Distributions

Each Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually, except for dividends on the Money Market Portfolio, which are declared daily and paid monthly. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .625% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $40,434 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2000.

During the six months ended June 30, 2000, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the six months ended June 30, 2000, the Portfolio received no such waivers/reimbursements.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2000, amounted to $42,774, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, and of which $2,873 was paid to DLJ directly.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the six months ended June 30, 2000, the Fund paid a total of $9,000 which was allocated evenly among the Portfolios.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolios have each adopted a Plan for Class B shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of each Portfolio's average daily net assets attributable to Class B shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolios are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distribu-

                                          Alliance Variable Products Series Fund
================================================================================
tor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor with respect to the relevant Plan.

The Plan also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2000, were as follows:

Purchases:
Stocks and debt obligations ............................           $ 26,512,192
U.S. government and agencies ...........................              7,250,727
Sales:
Stocks and debt obligations ............................           $ 21,017,251
U.S. government and agencies ...........................             13,671,635

At June 30, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows (excluding foreign currency transactions):

Gross unrealized appreciation ..........................           $  8,094,075
Gross unrealized depreciation ..........................             (4,506,323)
                                                                   ------------

Net unrealized appreciation ............................           $  3,587,752
                                                                   ============

1. Forward Exchange Currency Contracts

All Portfolios (except for the Global Dollar Government Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio) may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency ex change rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolios may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect for eign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

Each Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the respective portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure each Portfolio has in that particular currency contract.

TOTAL RETURN PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

At June 30, 2000, the Portfolio had an outstanding forward ex change currency contract as follows:

                                          Contract        U.S. $ Value on        U.S. $
                                           Amount           Origination          Current          Unrealized
                                            (000)              Date               Value          Appreciation
                                      ----------------   ----------------   ----------------   ----------------
Foreign Currency Sale Contracts
-------------------------------
Euro, settling 7/12/00............          100             $  95,663          $  95,545            $  118
                                                                                                    ======

2. Option Transactions

For hedging and investment purposes, all Portfolios (except for the Money Market Portfolio) may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2000.

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 20,000,000,000 shares of capital stock, $.001 par value per share of the Fund authorized divided into two classes, designated Class A and Class B. Each class consists of 10,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                                  -------------------------------------       -------------------------------------
                                                                  Shares                                      Amount
                                                  -------------------------------------       -------------------------------------
                                                  Six Months Ended         Year Ended         Six Months Ended         Year Ended
                                                    June 30, 2000          December 31,         June 30, 2000          December 31,
                                                     (unaudited)               1999              (unaudited)               1999
                                                  ----------------         ------------       ----------------         ------------
Class A
Shares sold ................................              379,558             1,313,899          $  6,614,518          $ 23,372,094
Shares issued in reinvestment of
   dividends and distributions .............              395,731               346,907             6,790,753             5,921,708
Shares redeemed ............................             (397,783)             (656,997)           (6,915,699)          (11,860,135)
                                                     ------------          ------------          ------------          ------------
Net increase ...............................              377,506             1,003,809          $  6,489,572          $ 17,433,667
                                                     ============          ============          ============          ============

                                          Alliance Variable Products Series Fund
================================================================================

NOTE F: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE G: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended June 30, 2000.

TOTAL RETURN PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                            -------------------------------------------------------------------------------------
                                                                                 Class A
                                            -------------------------------------------------------------------------------------
                                             Six Months
                                                Ended                                 Year Ended December 31,
                                            June 30, 2000     -------------------------------------------------------------------
                                             (unaudited)       1999         1998           1997            1996           1995
                                            -------------     ------       ------         ------         ---------       ------
Net asset value, beginning of period ....       $17.49        $18.06       $16.92         $14.63          $12.80         $10.41
                                                ------        ------       ------         ------           -----         ------
Income From Investment Operations
Net investment income (b) ...............          .24           .44          .41(a)         .39(a)          .27(a)         .36(a)
Net realized and unrealized gain on
   investment transactions ..............          .55           .70         2.36           2.62            1.66           2.10
                                                ------        ------       ------         ------           -----         ------
Net increase in net asset value from
   operations ...........................          .79          1.14         2.77           3.01            1.93           2.46
                                                ------        ------       ------         ------           -----         ------
Less: Dividends and Distributions
Dividends from net investment income ....         (.39)         (.36)        (.29)          (.23)           (.07)          (.07)
Distributions from net realized gains ...        (1.20)        (1.35)       (1.34)          (.49)           (.03)            -0-
                                                ------        ------       ------         ------           -----         ------
Total dividends and distributions .......        (1.59)        (1.71)       (1.63)          (.72)           (.10)          (.07)
                                                ------        ------       ------         ------           -----         ------
Net asset value, end of period ..........       $16.69        $17.49       $18.06         $16.92          $14.63         $12.80
                                                ======        ======       ======         ======           =====         ======
Total Return
Total investment return based on
   net asset value (c) ..................         4.27%         6.53%       16.99%         21.11%          15.17%         23.67%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)      $77,997       $75,170      $59,464        $42,920         $25,875         $8,242
Ratios to average net assets of:
   Expenses, net of waivers and
     reimbursements .....................          .89%(d)       .86%         .88%           .88%            .95%           .95%
   Expenses, before waivers and
     reimbursements .....................          .89%(d)       .86%         .95%           .88%           1.12%          4.49%
   Net investment income ................         2.79%(d)      2.48%        2.41%(a)       2.46%(a)        2.76%(a)       3.16%(a)
Portfolio turnover rate .................           49%           91%          57%            65%             57%            30%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

                                          Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Andrew Aran, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Gregory Dube, Senior Vice President
Alfred L. Harrison, Senior Vice President
Nelson Jantzen, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Peter Anastos, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Nicholas D.P. Carn, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Vicki L. Fuller, Vice President
F. Jeanne Goetz, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Paul C. Rissman, Vice President
Tyler J. Smith, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

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